Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 219,505,934	€ 180,802,496	€ 152,590,315
Cost of sales	(194,593,358)	(160,309,834)	(129,231,305)
Gross profit	24,912,576	20,492,662	23,359,010
Selling expenses	(4,061,317)	(5,009,662)	(3,380,809)
General administrative expenses	(24,418,648)	(23,798,867)	(16,117,177)
Research and development expenses	(5,976,470)	(5,877,136)	(3,186,980)
Other operating income	10,315,896	8,204,220	4,969,034
Other operating expenses	(7,981,384)	(4,286,191)	(7,159,521)
Operating loss	(7,209,347)	(10,274,975)	(1,516,442)
Financial result	(1,523,482)	(776,137)	(1,420,968)
Loss before tax	(8,732,829)	(11,051,112)	(2,937,410)
Income tax expense	(2,153,588)	(1,216,908)	(1,976,490)
Net loss	(10,886,417)	(12,268,019)	(4,913,900)
Which is attributable to:
Owners of the company	(10,507,366)	(12,516,084)	(4,919,484)
Non-controlling interests	(379,051)	248,065	5,584
Other comprehensive income / (loss):
Exchange differences on translation of foreign operations	1,290,105	(883,802)	(349,294)
Comprehensive loss	(9,596,311)	(13,151,821)	(5,263,194)
Which is attributable to:
Owners of the company	(9,199,330)	(13,390,308)	(5,258,440)
Non-controlling interests	(396,981)	238,486	(4,754)
Loss after taxes (attributable to VIA optronics AG shareholders)	€ (10,507,366)	€ (12,516,084)	€ (4,919,484)
Weighted average of shares outstanding basic (in shares)	4,530,701	4,530,701	3,398,330
Weighted average of shares outstanding diluted (in shares)	4,530,701	4,530,701	3,398,330
Basic loss per share in EUR (EUR per Share)	€ (2.32)	€ (2.7625)	€ (1.45)
Diluted loss per share in EUR (EUR per Share)	€ (2.32)		€ (1.45)